STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2024

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 97.46%

National Commercial Banks-15.04%
   Bank of America			 44,380		1,764,993
   Citigroup Inc.			32,275		2,048,172
   Wells Fargo                              10,166            603,759
                                                            ---------
							4,416,924

Pharmaceutical Preps-14.05%
   AbbVie Inc.                               9,730          1,668,890
   Bristol-Myers Squibb Co		37,368		1,551,893
   Pfizer Inc.                              32,419            907,084
                                                            ---------
                                                            4,127,867

Petroleum Refining-12.52%
   Chevron Corp.                            12,916        $ 2,020,321
   Valero Energy Corp                       10,569          1,656,796
                                                            ---------
                                                            3,677,117

Cigarettes Tobacco-9.88%
   British American Tobacco Industries      41,314		1,277,842
   Altria Group 		          35,673		1,624,905
								---------
								2,902,747

Telephone Communications, Except
Radiotelephone-9.79%
      AT&T                                  77,649          1,483,872
      Verizon                               33,788          1,393,417
                                                            ---------
                                                            2,877,289

Gold and Silver Ores-5.27%
   Newmont Corp.			 36,957		1,547,390

Paper Prods-5.10%
   Kimberly-Clark Corp			10,833		1,497,121

Electronic Computers-4.96%
   Apple Inc.                                6,917          1,456,859

Biolog Prod-4.96%
   Amgen Inc.				 4,659		1,455,705



-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2024

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Pipe Lines-4.47%
   HF Sinclair Corp				  24,633		1,313,924

Canned, Frozen & Preserved Fruit, Veg-4.11%
   Kraft Heinz Company				  37,437		1,206,220

Food & Kindred Prod-3.88%
   Conagra Brands Inc.				  40,105		1,139,784

Computer Communications Equipment-3.43%
   Cisco Systems Inc.				  21,206		1,007,497

                                                           ----------


   Total common stocks (cost $23,024,411)               $  28,626,444
							   ----------



SHORT-TERM INVESTMENTS ? 2.33%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  684,906    	 $      684,906
                                                            ---------

   Total short-term investments (cost $  684,906)		  684,906
                                                            ---------

Total investment securities ?  99.80% (cost $23,709,317)   29,311,350

Other assets less liabilities ? 0.20%                          58,438

                                                             --------

Net assets - 100.00%                                   $   29,369,788
                                                         ============















FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2024:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $28,626,444		   $          0
         Short term investments         684,906    		 0
                                    -----------          ------------
            Total Level 1:           29,331,350			 0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $29,331,350          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of June 30, 2024, the Fund did not own any other financial instruments.